Lease liabilities (Tables)	3 Months Ended
Nov. 30, 2024
Lease liabilities
Summary of lease liabilities

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Opening balance	259,792	2,641,794
Additions	19,597	237,469
Repayment	(34,809)	(650,461)
Interest on lease liability	3,055	116,170
Lease termination	—	(1,160,649)
Deconsolidation on sale of subsidiary	—	(937,427)
Currency translation	3,421	12,896
Closing balance	251,056	259,792

Current	131,434	122,077
Non-current	119,622	137,715
	251,056	259,792

Future undiscounted lease payments

$
Less than one year	134,115
One to five years	128,683
262,798